Related Party Disclosures - Summary Of Detailed Information About Board Member's Share Holdings Explanatory (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Peter Müller-Brühl [Member]
Disclosure of transactions between related parties [line items]
Number Of Shares Issued	4,445	4,445	0
Joachim Horwath [Member]
Disclosure of transactions between related parties [line items]
Number Of Shares Issued	220,527	396,940	176,413
Bulent Altan [Member]
Disclosure of transactions between related parties [line items]
Number Of Shares Issued	1,136	0	1,136
StefanBerndtvonBlow [Member]
Disclosure of transactions between related parties [line items]
Number Of Shares Issued	174	0	174